SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

Gross proceeds from Initial Public Offering	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	2,119,645
Class A ordinary shares subject to possible redemption, December 31, 2022	$145,869,645
Remeasurement of carrying value to redemption value	1,578,358
Class A ordinary shares subject to possible redemption, March 31, 2023	147,448,003

Gross proceeds from IPO	$143,750,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(7,193,811)
Private placement warrants proceeds in excess of fair value	(2,921,750)
Plus:
Remeasurement of carrying value to redemption value	10,115,561
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	2,119,645
Class A ordinary shares subject to possible redemption, December 31, 2022	$145,869,645

Schedule of net income (loss) per common share

	Three Months Ended		Three Months Ended
	March 31, 2023		March 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$976,905	$244,226	$(659,809)	$(164,952)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	3,593,750	14,375,000	3,593,750

Basic and diluted net income (loss) per ordinary share	$0.07	$0.07	$(0.05)	$(0.05)

	For the year Ended		For the Period from February 26, 2021 (Inception)
	December 31, 2022		Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(669,692)	$(167,423)	$(595,283)	$(246,016)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,375,000	3,593,750	8,695,747	3,593,750

Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.07)	$(0.07)